Master Trust - Schedule of Net Investment Gain (Details) - EBP Plans - EBP, Nonconsolidated, Master Trust	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net realized and unrealized gains	$ 143,696,862
Dividend, interest and other income	25,056,856
Net investment income	$ 168,753,718